SCHEDULE OF CONSULTING EXPENSES (Details) - Consulting Arrangements [Member] - Related Party [Member] - Xtribe PLC [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Software development	$ 0	$ 66,985	$ 66,500	$ 12,952
Marketing consulting	349,569	52,281	155,709	122,148
Total	$ 349,569	$ 119,266	$ 222,209	$ 135,100